INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Federal income tax rate	21.00%	21.00%	21.00%	21.00%
Deferred tax valuation allowance					$ 19,329	$ 15,639
Change in valuation allowance					3,700	4,800
Net operating loss carry forwards					72,400
Remaining federal net operating losses					69,100
Interest and penalties accrued
Expire In Two Thousand Thirty Six [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards					$ 3,300